CERTIFICATION
                                 -------------

      Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Lehman Brothers Income Funds (1933 Act File No. 002-85229; 1940 Act File No. 811-03802) ("Registrant") hereby certifies (a) that the forms of prospectuses used with respect to the Investor Class and Reserve Class of Lehman Brothers California Tax-Free Money Fund, a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 58 to the Registrant's Registration Statement ("Amendment No. 58") and (b) that Amendment No. 58 was filed electronically.






Dated:September 28, 2007               By: /s/ Claudia A. Brandon
                                           ------------------------
                                           Claudia A. Brandon
                                           Secretary